LONG TERM LOAN (Details Narrative)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 ILS (₪)
Notes and other explanatory information [abstract]
Principal amount	$ 192,560	₪ 500,000
Interest rate	3.14%	3.14%
Borrowings, maturity	September 18, 2025
Secured bank loans received	$ 9,628	₪ 25,000